UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-10041

JNL Investors Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Karen J. Buiter
Jackson National Asset Management, LLC
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(Name and Address of agent of service)

Registrant's telephone number, including area code: (312) 338-5890

Date of Fiscal Year End:  October 31

Date of Reporting period:  November 1, 2009 – April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

Semi-Annual Report *(Unaudited)*
April 30, 2010

- JNL® Investors Series Trust

JNL® Investors Series Trust
Schedules of Investments (Unaudited)
April 30, 2010

	Shares/Par	Value
JNL/PPM America Total Return Fund
COMMON STOCKS - 0.2%
FINANCIALS - 0.2%
Citigroup Inc. (l)	12,269	$ 53,615

Total Common Stocks (cost $29,149)		53,615

PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
JPMorgan Chase Capital XXIX, 6.70%, (callable at 25 on 04/02/15)	4,000	97,000

Total Preferred Stocks (cost $100,000)		97,000

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 14.8%
American Airlines Pass Through Trust, 10.38%, 07/02/19	$ 177,767	205,765
Banc of America Commercial Mortgage Inc. REMIC, 5.74%, 02/10/51 (d)	300,000	307,351
Bear Stearns Commercial Mortgage Securities Inc.
REMIC, 5.74%, 09/11/42 (d)	300,000	315,365
REMIC, 5.69%, 06/11/50 (d)	300,000	304,778
Countrywide Asset-Backed Certificates REMIC, 4.95%, 02/25/36 (d)	196,139	193,686
Delta Air Lines Inc. Pass Through Trust, 7.75%, 12/17/19 (k)	138,000	150,765
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	300,000	301,087
John Deere Owner Trust, 5.07%, 04/15/14	186,431	189,573
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.75%, 02/12/49 (d)	250,000	253,466
LB-UBS Commercial Mortgage Trust REMIC, 5.43%, 02/15/40	300,000	292,895
MBNA Credit Card Master Note Trust, 4.50%, 01/15/13	250,000	252,892
Morgan Stanley Capital I REMIC, 5.88%, 06/11/49 (d)	300,000	302,276
Morgan Stanley Re-REMIC Trust, 5.80%, 04/12/17 (d) (k)	300,000	309,957
United Air Lines Inc., 9.75%, 01/15/17	100,000	109,500
Wachovia Bank Commercial Mortgage Trust REMIC, 5.77%, 07/15/45 (d)	300,000	310,492

Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,194,552)		3,799,848

CORPORATE BONDS AND NOTES - 54.4%
CONSUMER DISCRETIONARY - 6.7%
American Axle & Manufacturing Holdings Inc., 9.25%, 01/15/17 (k)	100,000	106,250
CCO Holdings LLC, 7.88%, 04/30/18 (k)	100,000	101,750
DIRECTV Holdings LLC
5.20%, 03/15/20 (k)	113,000	113,938
6.35%, 03/15/40 (k)	100,000	103,295
Group Televisa, 6.63%, 01/15/40	166,000	170,289
Interpublic Group Cos. Inc., 10.00%, 07/15/17	100,000	114,375
Levi Strauss & Co., 7.63%, 05/15/20 (k)	100,000	101,000
MDC Partners Inc., 11.00%, 11/01/16 (k)	112,000	122,640
Meritage Homes Corp.
6.25%, 03/15/15	100,000	96,251
7.15%, 04/15/20 (k)	100,000	97,000
MGM Mirage Inc., 9.00%, 03/15/20 (k)	100,000	105,000
Phillips-Van Heusen Corp., 7.38%, 05/15/20	100,000	102,500
Standard Pacific Corp., 8.38%, 05/15/18	100,000	101,500
Volvo AB, 5.95%, 04/01/15 (k)	177,000	183,284
Yonkers Racing Corp, 11.38%, 07/15/16 (k)	100,000	109,500
		1,728,572
CONSUMER STAPLES - 3.0%
Altria Group Inc., 9.95%, 11/10/38 (h)	115,000	155,742
Anheuser-Busch Cos. Inc., 5.00%, 04/15/20 (k)	135,000	136,891
Bunge Ltd. Finance Co., 8.50%, 06/15/19 (h)	100,000	118,784
Delhaize Group, 5.88%, 02/01/14	83,000	91,647
Kraft Foods Inc., 2.63%, 05/08/13	149,000	152,345
Smithfields Foods Inc., 10.00%, 07/15/14 (k)	100,000	112,250
		767,659
ENERGY - 3.5%
Dolphin Energy Ltd., 5.89%, 06/15/19 (k)	202,950	208,836
Petrobras International Finance Co., 5.75%, 01/20/20	173,000	175,710
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 4.50%, 09/30/12 (k)	250,000	263,327
Williams Partners LP
3.80%, 02/15/15 (k)	100,000	100,556
6.30%, 04/15/40 (k)	138,000	142,953
		891,382
FINANCIALS - 22.8%
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (k)	150,000	149,480
Allstate Life Global Funding Trust, 5.38%, 04/30/13	100,000	109,796
American General Finance Corp., 5.85%, 06/01/13	135,000	124,603
American General Financial Corp., Term Loan, 7.25%, 04/16/15 (g) (j)	100,000	100,465
AON Corp., 8.21%, 01/01/27	100,000	108,951
Bank of America Corp.
4.50%, 04/01/15	225,000	227,061
6.50%, 08/01/16	125,000	134,832
6.00%, 09/01/17	165,000	171,282
8.00% (callable at 100 on 01/30/18) (b)	125,000	125,834
Capital One Capital VI, 8.88%, 05/15/40	190,000	210,962
Chubb Corp., 6.38%, 03/29/67 (d)	100,000	100,125
Citigroup Capital XXI, 8.30%, 12/21/57 (d)	100,000	100,000
Citigroup Inc.
6.01%, 01/15/15	100,000	106,575
6.00%, 08/15/17	355,000	367,560
8.50%, 05/22/19	100,000	118,053
Discover Bank, 7.00%, 04/15/20	250,000	256,864
General Electric Capital Corp., 5.50%, 01/13/20	135,000	140,668
Genworth Financial Inc., 8.63%, 12/15/16	161,000	179,611
GMAC Inc., 8.30%, 02/12/15 (k)	156,000	162,825
Goldman Sachs Group Inc.
5.25%, 10/15/13	100,000	104,896
5.38%, 03/15/20	100,000	97,132
6.75%, 10/01/37	100,000	96,961
Hyundai Capital Services Inc., 6.00%, 05/05/15 (k)	100,000	107,618
International Lease Finance Corp.
8.63%, 09/15/15 (k)	100,000	98,749
8.75%, 03/15/17 (k)	100,000	99,250
JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (b)	100,000	105,025
Lloyds TSB Bank Plc, 5.80%, 01/13/20 (k)	230,000	227,947
Macquarie Group Ltd., 7.30%, 08/01/14 (k)	150,000	169,793
Merrill Lynch & Co. Inc.
6.15%, 04/25/13	200,000	216,423
6.88%, 04/25/18	150,000	161,544
Morgan Stanley, 5.50%, 01/26/20	150,000	146,495
New Communications Holdings Inc., 8.50%, 04/15/20 (k)	100,000	103,000
NiSource Finance Corp., 10.75%, 03/15/16 (h)	106,000	136,770
Pricoa Global Funding I, 5.30%, 09/27/13 (k)	155,000	169,012
Regions Financial Corp., 5.75%, 06/15/15	100,000	100,099
Republic New York Corp., 9.50%, 04/15/14	145,000	170,777
Swiss Re Solutions Holding Corp., 7.75%, 06/15/30	200,000	219,850
UBS AG Stamford, 5.88%, 07/15/16	102,000	108,161
WEA Finance LLC, 5.75%, 09/02/15 (k)	100,000	108,108
Wells Fargo & Co., 7.98% (callable at 100 on 03/15/18) (b)	100,000	105,500
		5,848,657
HEALTH CARE - 0.8%
American Renal Holdings, 8.34%, 05/15/18 (k)	100,000	100,750
HCA Inc., 9.25%, 11/15/16	100,000	108,125
		208,875
INDUSTRIALS - 4.6%
ACCO Brands Corp., 10.63%, 03/15/15 (k)	100,000	110,750
Allied Waste North America Inc., 6.88%, 06/01/17	100,000	110,250
Bombardier Inc., 7.75%, 03/15/20 (k)	178,000	189,125
Cooper-Standard Automotive Inc., 8.50%, 05/01/18 (f) (k)	100,000	100,000
Hyundai Motor Co. Ltd., 4.50%, 04/15/15 (k)	100,000	100,920
Masco Corp., 7.13%, 03/15/20	100,000	102,582
Owens Corning, 9.00%, 06/15/19	100,000	120,733
Spirit Aerosystems Inc., 7.50%, 10/01/17 (k)	100,000	102,250
Vale Overseas Ltd., 6.88%, 11/10/39	160,000	167,874
Wolseley Plc - Private Placement, 5.32%, 11/17/20 (f) (g) (j)	100,000	89,215
		1,193,699
INFORMATION TECHNOLOGY - 0.4%
Seagate HDD Cayman, 6.88%, 05/01/20 (k)	100,000	100,000

MATERIALS - 8.5%
Allegheny Technologies Inc., 9.38%, 06/01/19	100,000	119,389
Anglo American Capital Plc, 9.38%, 04/08/14 (k)	250,000	303,304
Building Materials Corp. of America, 7.00%, 02/15/20 (k)	100,000	101,499
Cargill Inc., 7.35%, 03/06/19 (k)	100,000	118,338
Cemex Finance LLC, 9.50%, 12/14/16 (k)	100,000	100,999
Dow Chemical Co.
7.60%, 05/15/14 (h)	150,000	174,200
8.55%, 05/15/19 (h)	125,000	152,740
Hexion US Finance Corp., 8.88%, 02/01/18 (k)	121,000	119,034
Huntsman International LLC, 5.50%, 06/30/16 (k)	140,000	127,400
International Paper Co., 7.30%, 11/15/39 (h)	178,000	197,347
LBI Escrow Corp., 8.00%, 11/01/17 (k)	100,000	103,625
PE Paper Escrow GmbH, 12.00%, 08/01/14 (k)	100,000	114,000
Teck Resources Ltd.
10.25%, 05/15/16	100,000	120,500
10.75%, 05/15/19	275,000	342,375
		2,194,750
TELECOMMUNICATION SERVICES - 2.3%
CC Holdings GS V LLC, 7.75%, 05/01/17 (k)	100,000	108,750
Rogers Wireless Communications Inc., 6.38%, 03/01/14	100,000	111,940
Telecom Italia Capital SA, 6.18%, 06/18/14	150,000	161,144
Virgin Media Finance Plc
6.50%, 01/15/18 (k)	100,000	100,500
8.38%, 10/15/19	100,000	104,750
		587,084
UTILITIES - 1.8%
Abu Dhabi National Energy Co., 4.75%, 09/15/14 (k)	175,000	176,423
CenterPoint Energy Houston Electric LLC, 7.00%, 03/01/14	150,000	170,977
Oncor Electric Delivery Co., 6.80%, 09/01/18	100,000	114,979
		462,379

Total Corporate Bonds and Notes (cost $12,727,990)		13,983,057

GOVERNMENT AND AGENCY OBLIGATIONS - 25.2%
GOVERNMENT SECURITIES - 1.6%
Sovereign - 1.0%
Republic of South Africa Government Bond, 5.50%, 03/09/20	143,000	145,145
Tennessee Valley Authority, 5.25%, 09/15/39	100,000	101,682
		246,827
U.S. Treasury Securities - 0.6%
U.S. Treasury Bond, 5.25%, 11/15/28	150,000	167,344

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 23.6%
Federal Home Loan Mortgage Corp. - 8.1%
Federal Home Loan Mortgage Corp.
4.50%, 05/10/21, TBA (c)	585,000	608,034
6.00%, 05/01/35, TBA (c)	1,010,000	1,081,015
6.50%, 02/01/38	353,541	383,942
		2,072,991
Federal National Mortgage Association - 11.0%
Federal National Mortgage Association
5.13%, 01/02/14	150,000	163,886
5.50%, 05/01/21	572,000	611,236
5.00%, 05/01/36, TBA (c)	985,000	1,019,475
5.50%, 05/01/36, TBA (c)	990,000	1,042,748
		2,837,345
Government National Mortgage Association - 4.5%
Government National Mortgage Association, 4.50%, 04/18/32, TBA (c)	1,150,000	1,167,609

Total Government and Agency Obligations (cost $6,448,163)		6,492,116

SHORT TERM INVESTMENTS - 26.4%
Mutual Funds - 26.4%
JNL Money Market Fund, 0.05% (a) (e)	6,777,038	6,777,038

Total Short Term Investments (cost $6,777,038)		6,777,038

Total Investments - 121.4% (cost $29,276,892)		31,202,674
Other Assets and Liabilities, Net - (21.4%) (i)		(5,500,167)
Total Net Assets - 100%		25,702,507

JNL Money Market Fund
SHORT TERM INVESTMENTS - 101.0%
Certificates of Deposit - 25.3%
Bank of Nova Scotia
0.29%, 08/03/10	$ 8,000,000	$ 8,000,000
0.29%, 09/02/10	15,000,000	15,000,258
Barclays Bank Plc
0.43%, 05/05/10	8,400,000	8,400,000
0.44%, 10/06/10	12,000,000	12,000,000
BNP Paribas, 0.33%, 05/04/10	16,000,000	16,000,025
Calyon NY, 0.31%, 05/11/10	6,800,000	6,800,000
Canadian Imperial Bank of New York, 0.40%, 05/26/10 (d)	5,000,000	5,000,000
Citibank, 0.20%, 05/03/10	20,000,000	20,000,000
Commonwealth Bank of Australia, 0.29%, 06/08/10	11,200,000	11,200,000
Credit Agricole SA, 0.33%, 09/01/10	10,000,000	10,000,000
Deutsche Bank, 0.30%, 07/20/10	10,300,000	10,300,000
DNB Nor Bank ASA
0.27%, 06/09/10	11,000,000	11,000,000
0.26%, 07/19/10	8,000,000	8,000,000
Nordea Bank AB, 0.35%, 10/06/10	15,000,000	15,000,000
Rabobank Nederland
0.27%, 07/20/10	13,500,000	13,500,000
0.30%, 09/08/10	9,000,000	9,000,000
Royal Bank of Canada, 0.26%, 02/24/11	9,500,000	9,500,000
Societe Generale
0.30%, 05/17/10	10,000,000	10,000,000
0.30%, 07/13/10	8,300,000	8,300,084
0.29%, 07/22/10	3,500,000	3,500,000
Svenska Handelsbanken
0.31%, 05/13/10	9,000,000	9,000,014
0.46%, 06/10/10 (d)	3,000,000	3,000,025
Toronto-Dominion Bank NY
0.35%, 10/13/10	14,900,000	14,900,000
0.27%, 08/10/10	10,000,000	10,000,000
UBS AG Stamford
0.32%, 09/02/10	15,900,000	15,900,000
0.42%, 11/04/10 (d)	11,000,000	11,000,000
		274,300,406
Commercial Paper - 23.1%
Australia & New Zealand Banking Group Ltd., 0.26%, 06/15/10 (k)	13,100,000	13,095,743
Bank of America Corp.
0.30%, 06/08/10	16,500,000	16,494,775
0.29%, 07/07/10 (k)	5,700,000	5,696,924
CAFCO LLC
0.20%, 05/19/10 (k)	10,000,000	9,999,000
0.25%, 06/09/10	3,150,000	3,149,146
Chariot Funding LLC, 0.22%, 05/21/10 (k)	14,500,000	14,498,228
Ciesco LLC, 0.27%, 06/23/10 (k)	16,000,000	15,993,640
Clipper Receivables Co., 0.25%, 06/16/10 (k)	15,100,000	15,095,176
Coca-Cola Co., 0.17%, 05/04/10 (k)	5,400,000	5,399,924
Commonwealth Bank Group, 0.27%, 08/17/10	7,000,000	6,994,330
CRC Funding LLC, 0.20%, 05/24/10 (k)	4,000,000	3,999,489
Enterprise Funding, 0.23%, 05/06/10 (k)	8,200,000	8,199,738
Falcon Asset Securitization Co. LLC
0.22%, 05/26/10 (k)	5,700,000	5,699,129
0.24%, 06/21/10 (k)	10,000,000	9,996,600
General Electric Co., 0.27%, 07/19/10 (k)	20,000,000	19,988,150
HSBC Bank USA, 0.28%, 07/08/10 (k)	9,000,000	8,995,240
Merck & Co. Inc., 0.22%, 07/06/10 (k)	11,000,000	10,995,563
New York Life Cap, 0.20%, 05/18/10 (k)	8,000,000	7,999,244
Nordea Bank Finland Plc, 0.30%, 07/28/10 (k)	11,400,000	11,391,640
Park Avenue Receivables Company LLC
0.20%, 05/05/10 (k)	9,500,000	9,499,789
0.22%, 05/17/10 (k)	1,400,000	1,399,862
Westpac Banking Corp., 0.25%, 07/08/10	19,900,000	19,890,603
Total Capital SA, 0.19%, 06/04/10	15,000,000	14,997,238
Yorktown Capital LLC, 0.24%, 05/26/10 (k)	11,000,000	10,998,167
		250,467,338
Floating Rate Notes - 0.7%
Procter & Gamble Co., 0.26%, 05/07/10 (d)	1,415,000	1,415,000
National Australia Bank Ltd., 0.29%, 01/27/11 (d) (k)	6,245,000	6,245,000
		7,660,000
Federal Home Loan Bank - 3.7%
Federal Home Loan Bank
0.22%, 08/30/10	30,000,000	29,977,817
0.27%, 10/29/10	10,600,000	10,598,113
		40,575,930
Federal Home Loan Mortgage Corp. - 10.4%
Federal Home Loan Mortgage Corp.
0.18%, 05/04/10	8,000,000	7,999,879
0.19%, 07/14/10	4,000,000	3,998,438
0.21%, 08/13/10	21,900,000	21,886,714
0.24%, 08/16/10	13,500,000	13,490,370
0.26%, 09/01/10	12,000,000	11,989,340
0.24%, 09/14/10	13,000,000	12,988,213
0.29%, 09/20/10	15,000,000	14,982,842
0.28%, 09/27/10	25,300,000	25,270,680
		112,606,476
Federal National Mortgage Association - 11.0%
Federal National Mortgage Association
0.19%, 07/07/10	6,000,000	5,997,878
0.17%, 07/14/10	9,000,000	8,996,855
0.21%, 08/04/10	10,000,000	9,994,458
0.21%, 08/11/10	5,000,000	4,997,025
0.22%, 08/11/10	6,000,000	5,996,345
0.22%, 08/18/10	8,000,000	7,994,792
0.22%, 08/25/10	30,000,000	29,978,733
0.23%, 08/25/10	24,000,000	23,982,213
0.27%, 09/08/10	12,000,000	11,988,517
0.29%, 09/22/10	9,000,000	8,989,560
		118,916,376
Mutual Fund - 0.0%
JPMorgan Prime Money Market Fund, 0.03% (e)	6,252	6,252

Repurchase Agreements - 26.8%
Repurchase Agreement with Banc of America Securities, 0.20% (Collateralized by $193,348,783 Federal National Mortgage Association, 4.40%-5.47%, due 04/01/20-10/01/38, value $204,000,001) acquired on 04/30/10, due 05/03/10 at $200,003,333.	$ 200,000,000	200,000,000
Repurchase Agreement with Barclays Bank Plc, 0.20% (Collateralized by $92,222,800 U.S Treasury Note, 1.00%, due on 04/30/12, value $92,208,044) acquired on 04/30/10, due 05/03/10 at $90,401,507.	90,400,000	90,400,000
		290,400,000

Total Short Term Investments (cost $1,094,932,778)		1,094,932,778

Total Investments - 101.0% (cost $1,094,932,778)		1,094,932,778
Other Assets and Liabilities, Net - (1.0%)		(11,014,218)
Total Net Assets - 100%		$ 1,083,918,560

See accompanying Notes to Financial Statements.

JNL® Investors Series Trust (Unaudited)
Notes to the Schedules of Investments
April 30, 2010

(a)	Investment in affiliate.
(b)	Perpetual maturity security, whereby, the interest rate is fixed until the first call date and variable thereafter.
(c)	Investment purchased on a delayed delivery basis. As of April 30, 2010, the total cost of investments purchased on a delayed delivery basis for the JNL/PPM America
Total Return Fund was $5,490,353.
(d)	Variable rate security. Rate stated was in effect as of April 30, 2010.
(e)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of April 30, 2010.
(f)	Security fair valued in good faith in accordance with the procedures established by the Trust's Board of Trustees ("Board"). Fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurements and
Disclosures" based on the applicable valuation inputs. See FASB ASC Topic 820 "Fair Value Measurements and Disclosures" in these Notes to the Schedules of
Investments.
(g)	Rule 144A or Section 4(2) illiquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, which provides an exemption from the registration requirements for resale of this security to an institutional investor. Such securities are typically restricted as to public resale. See Restricted table in these Notes to the
Schedules of Investments.
(h)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(i)	All or a portion of the securities or cash is pledged as collateral for open futures contracts. As of April 30, 2010, total value of collateral for JNL/PPM America Total
Return Fund was $21,870.
(j)	Illiquid security. At April 30, 2010, the aggregate value of illiquid securities and percentage of net assets were as follows: JNL/PPM America Total Return Fund,
$189,680 - 0.8%.
(k)	Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, which provides an exemption from the registration requirements for resale of this security to an institutional investor. The Fund deemed this security to be liquid based on procedures approved by the Board. As of
April 30, 2010, the value of Rule 144A and Section 4(2) liquid securities was as follows: JNL/PPM America Total Return Fund, $5,828,898, and JNL Money Market
Fund, $169,988,328.
(l)	Non-income producing security.

Abbreviations:
ABS - Asset-Backed Security
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Investments in Affiliates - See Note 4 in the Notes to the Financial Statements for further discussion of affiliated investments. The following table reflects the JNL/PPM America Total Return Fund's investment in the JNL Money Market Fund, an affiliate of the Fund, for the period ended April 30, 2010.  Purchase proceeds and sales are not shown for this investment. There was no realized gain or loss relating to transactions for this investment during the period ended April 30, 2010.

Ending
Beginning Value	Amortized Cost	Ending Value	Dividend Income
$ 1,835,284	$ 6,777,038	$ 6,777,038	$ 981

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended. Restricted securities may be considered illiquid securities. The following table details the restricted securities held by the JNL/PPM America Total Return Fund at April 30, 2010:

	Acquisition		Ending	Percent of
	Date	Cost	Value	Net Assets
American General Financial Corp., Term Loan, 7.25%, 04/16/15	04/19/2010	$ 98,503	$ 100,465	0.4%
Wolseley Plc - Private Placement, 5.32%, 11/17/20	08/31/2009	66,067	89,215	0.4
		$ 164,570	$ 189,680	0.8%

See accompanying Notes to Financial Statements.

JNL® Investors Series Trust (Unaudited)
Notes to the Schedules of Investments
April 30, 2010

Schedule of Open Futures Contracts:
	Contracts	Unrealized
JNL/PPM America Total Return Fund	Short	Depreciation
U.S. Treasury Note Future, 5-Year
Expiration June 2010	11	$ (5,560)
U.S. Treasury Note Future, 10-Year
Expiration June 2010	5	(4,710)
U.S. Treasury Bond Future, 20-Year
Expiration June 2010	1	(657)
		$ (10,927)

Summary of Investments by Sector (as a percentage of total investments):
	JNL/PPM
	America	JNL
	Total Return	Money Market
Sector	Fund	Fund
Consumer Discretionary	5.5%	-
Consumer Staples	2.5%	-
Energy	2.9%	-
Financials	19.2%	-
Health Care	0.7%	-
Industrials	3.8%	-
Information Technology	0.3%	-
Materials	7.0%	-
Telecommunication Services	1.9%	-
Utilities	1.5%	-
Government Securities	1.3%	-
Non-U.S. Government Agency
Asset-Backed Sercurities	12.2%	-
U.S Government Agency
Mortgage-Backed Securities	19.5%	-
Mutual Funds	21.7%	-
Other Short Term Securities	-	100.0%
Total	100.0%	100.0%

See accompanying Notes to Financial Statements.

JNL® Investors Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
April 30, 2010

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national exchange or investments in mutual funds.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets and securities subject to corporate actions.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including Jackson National Asset Management, LLC's ("Adviser")  own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued securities or securities for which reliable quotes are not available.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Please see Note 2 in the Notes to the Financial Statements for security valuation accounting policies.

The following table summarizes each Fund's investments in securities and other financial instruments as of April 30, 2010 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Common Stock	$ 53,615	$ -	$ -	$ 53,615
Preferred Stock	-	97,000	-	97,000
Non-U.S. Government
Agency ABS	-	3,799,848	-	3,799,848
Corporate Bond and Notes	-	13,893,842	89,215	13,983,057
Government and Agency
Obligations	-	6,492,116	-	6,492,116
Short Term Investments	6,777,038	-	-	6,777,038
Fund Total	$ 6,830,653	$ 24,282,806	$ 89,215	$ 31,202,674
JNL Money Market Fund
Short Term Investments	$ 6,252	$ 1,094,926,526	$ -	$ 1,094,932,778

	Liabilities - Other Financial Instruments1
	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Open Future Contracts	$ (10,927)	$ -	$ -	$ (10,927)

  1 Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

The following table is a rollforward of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Change In
Unrealized
Appreciation
				Total				(Depreciation)
				Realized and				during the Period
	Balance At	Transfers	Transfers	Change in			Balance At	for Level 3
	Beginning of	Into	Out	Unrealized			End of	Investments Held
	Period	Level 3	of Level 3	Gain/(Loss)	Purchases	(Sales)	Period	at End of Period
JNL/PPM America Total Return Fund
Corporate Bond and Notes	$ 318,469	$ -	$ -	$ 21,319	$ -	$ (250,573)	$ 89,215	$ 21,446

See accompanying Notes to Financial Statements.

JNL® Investors Series Trust (Unaudited)
Statements of Assets and Liabilities
April 30, 2010

	JNL/PPM
	America	JNL
	Total Return	Money Market
Assets	Fund	Fund

Investments - unaffiliated, at value (a)	$ 24,425,636	$ 804,532,778
Investments - affiliated, at value (b)	6,777,038	-
Repurchase agreements (a)	-	290,400,000
Total investments, at value (c)	31,202,674	1,094,932,778
Investment securities sold	533,801	-
Deposits with brokers	21,870	-
Dividends and interest	267,383	202,314
Other assets	328	6,117
Total assets	32,026,056	1,095,141,209

Liabilities
Cash overdraft	3,052	-
Payables:
Advisory fees	10,477	163,163
Administrative fees	2,095	-
Investment securities purchased	6,300,570	11,000,000
Dividends	-	33,927
Trustee fees	416	18,020
Variation margin	6,797	-
Other accrued expenses	142	7,539
Total liabilities	6,323,549	11,222,649
Net assets	$ 25,702,507	$ 1,083,918,560

Net assets consist of:
Paid-in capital	$ 22,362,215	$ 1,083,918,560
Undistributed net investment income	374,022	-
Accumulated net realized gain (loss)	1,051,415	-
Net unrealized appreciation on investments	1,914,855	-
	$ 25,702,507	$ 1,083,918,560

Shares outstanding (no par value),
unlimited shares authorized	2,220,308	1,083,918,584
Net asset value per share	$ 11.58	$ 1.00

(a) Investments - unaffiliated, at cost	$ 22,499,854	$ 1,094,932,778
(b) Investments - affiliated, at cost	6,777,038	-
(c) Total investments, at cost	$ 29,276,892	$ 1,094,932,778

See accompanying Notes to Financial Statements.

JNL® Investors Series Trust (Unaudited)
Statements of Operations
For the Period Ended April 30, 2010

	JNL/PPM
	America	JNL
	Total Return	Money Market
Investment income	Fund	Fund
Dividends (a)	$ 981	$ 4,215
Interest	659,635	1,116,101
Total investment income	660,616	1,120,316

Expenses
Advisory fees	61,242	910,074
Administrative fees	12,248	-
Legal fees	133	3,046
Trustee fees	370	12,421
Other expenses	317	8,779
Total expenses	74,310	934,320
Net investment income	586,306	185,996

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	1,052,514	-
Futures contracts	(21,041)	-
Net change in unrealized appreciation (depreciation) on:
Investments	171,805	-
Futures contracts	(10,242)	-
Net realized and unrealized gain	1,193,036	-

Net increase in net assets from operations	$ 1,779,342	$ 185,996

(a) Dividends from affiliated investments	$ 981	$ -

See accompanying Notes to Financial Statements.

JNL® Investors Series Trust (Unaudited)
Statements of Changes in Net Assets

	JNL/PPM America
	Total Return Fund				JNL Money Market Fund
	For the Period Ended		For the Period Ended		For the Period Ended		For the Year Ended
	April 30, 2010		October 31, 2009 (a)		April 30, 2010		October 31, 2009
Operations
Net investment income	$ 586,306		$ 770,498		$ 185,996	-	$ 3,051,735
Net realized gain	1,031,473		1,399,375		-		40,671
Net change in unrealized appreciation (depreciation)	161,563		1,753,292		-		-
Net increase in net assets from
operations	$ 1,779,342		$ 3,923,165		$ 185,996		$ 3,092,406

Distributions to shareholders
From net investment income
Class A	(982,782)		-		(185,996)		(3,051,735)
From net realized gains
Class A	(1,379,433)		-		(32,186)		(157,755)
Total distributions to shareholders	(2,362,215)		-		(218,182)		(3,209,490)

Share transactions¹
Proceeds from the sale of shares
Class A	-		39,605,800		6,562,696,317		8,874,368,960
Class C	-		4,000,000		-		-
Reinvestment of distributions
Class A	2,362,215		-		-		-
Cost of shares redeemed
Class A	-		(18,884,404)		(6,322,951,152)		(8,534,979,890)
Class C	-		(4,721,396)		-		-
Net increase in net assets from
share transactions	2,362,215		20,000,000		239,745,165		339,389,070

Net increase in net assets	1,779,342		23,923,165		239,712,979		339,271,986

Net assets beginning of period	23,923,165		-		844,205,605		504,933,619

Net assets end of period	$ 25,702,507		$ 23,923,165		$ 1,083,918,584		$ 844,205,605

Undistributed net investment income	$ 374,022		$ 770,498		$ -		$ -

¹Share transactions
Shares sold
Class A	-		3,607,078		6,562,696,317		8,874,368,960
Class C	-		400,797		-		-
Reinvestment of distributions
Class A	216,320		-		-		-
Shares redeemed
Class A	-		(1,603,090)		(6,322,951,152)		(8,534,979,890)
Class C	-		(400,797)		-		-
Net increase
Class A	216,320		2,003,988		239,745,165		339,389,070
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 51,589,148	(b)	$ 145,733,028	(c)	$ 28,287,892	(d)	$ -
Proceeds from sales of securities	51,903,702	(b)	125,424,863	(c)	-		-

(a) Period from December 29, 2008 (commencement of operations).
(b) Amounts include $2,900,556 and $7,360,646 of purchases and sales, respectively, of U.S. Government Securities.
(c) Amounts include $75,760,249 and $66,289,027 of purchases and sales, respectively, of U.S. Government Securities.
(d) Amounts include $22,042,892 of purchases of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL® Investors Series Trust (Unaudited)
Financial Highlights

	Net Asset	Increase (Decrease) from Investment Operations (b)				Distributions from Net Realized		Supplemental Data			Ratio of	Ratio of Net Investment
Period Ended	Value, Beginning of Period	Net Investment Income	Net Realized & Unrealized Gains	Total from Investment Operations	Distributions from Net Investment Income	Gains on Investment Transactions	Net Asset Value, End of Period	Total Return (c)	Net Assets, End of Period	Portfolio Turnover	Expenses to Average Net Assets (d)	Income to Average Net Assets (d)
JNL/PPM America Total Return Fund

4/30/2010	$ 11.94	$ 0.27		$ 0.55	$ 0.82	$ (0.49)		$ (0.69)		$ 11.58	7.45%	$ 25,702,507	146%	(f)	0.61%	4.79%
12/29/2008 (a) - 10/31/2009	10.00	0.40		1.54	1.94	-		-		11.94	19.40	23,923,165	476	(f)	0.80	4.39

JNL Money Market Fund

4/30/2010	1.00	0.00	(e)	-	0.00	(0.00)	(e)	(0.00)	(e)	1.00	0.02	1,083,918,560	n/a		0.20%	0.04%
10/31/2009	1.00	0.01		-	0.01	(0.01)		-		1.00	0.60	844,205,605	n/a		0.21	0.49
10/31/2008	1.00	0.03		-	0.03	(0.03)		-		1.00	3.12	504,933,619	n/a		0.21	3.14
10/31/2007	1.00	0.05		-	0.05	(0.05)		-		1.00	5.23	541,303,066	n/a		0.21	5.10
10/31/2006	1.00	0.05		-	0.05	(0.05)		-		1.00	4.74	300,960,318	n/a		0.22	4.66

See accompanying Notes to Financial Statements.

JNL ® Investors Series Trust (Unaudited)
Notes to Financial Statements

NOTE 1.  ORGANIZATION
The JNL Investors Series Trust (“Trust”) was organized under the laws of Massachusetts, by a Declaration of Trust, dated July 28, 2000.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and the Securities Act of 1933, as amended, (“1933 Act”), as an open-end management investment company issuing its shares in various series.  Each series is known as a “Fund” (collectively, “Funds”) and represents a distinct portfolio with its own investment objectives and policies.  The Trust currently consists of two (2) separate Funds, the JNL/PPM America Total Return Fund, for which PPM America, Inc. serves as the sub-adviser, and the JNL Money Market Fund, for which Wellington Management Company, LLP serves as sub-adviser.  The JNL/PPM America Total Return Fund and the JNL Money Market Fund are diversified investment companies as defined in the 1940 Act.

The JNL/PPM America Total Return Fund presently offers one class of shares, Class A, which are not currently offered to retail investors.  The JNL Money Market Fund offers an Institutional Class of shares.  Institutional Class shares are not sold to retail investors.

Jackson National Asset Management, LLC ("JNAM" or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson"), serves as investment adviser to each of the Funds.  The Adviser is a wholly owned subsidiary of Jackson, which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America.  At April 30, 2010, affiliated investment companies owned 100% of the outstanding capital shares of the JNL Money Market Fund.  Shares of the JNL Money Market Fund are sold only to other mutual funds within the Fund’s investment company complex, and not to individual investors.  The Prudential Assurance Company Limited, an affiliate of Prudential plc, and Jackson owned 100% of the outstanding capital shares of the JNL/PPM America Total Return Fund.  At April 30, 2010, the shares owned of the JNL/PPM America Total Return Fund were as follows:

Class A shares
The Prudential Assurance Company Limited	2,220,197
Jackson	111

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed and consistently applied by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security is priced based on prices furnished by independent pricing services approved by the Trust’s Board of Trustees (“Board” or “Trustees”) and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on the valuation date.  All securities in the JNL Money Market Fund, as permitted by compliance with applicable provisions of Rule 2(a)-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by approved pricing services.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; and other data, as well as broker quotes.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.  Exchange traded futures contracts are valued at the last sales price as of the close of business on the local exchange.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures adopted by the Trust’s Board.  Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources to assist in determining the fair value of an investment.  Factors considered to determine fair value may include: the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of an investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

Please see Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” in the Notes to the Schedule of Investments for expanded disclosure of fair value measurements.

JNL ® Investors Series Trust (Unaudited)
Notes to Financial Statements (continued)

Distributions to Shareholders – The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  The JNL/PPM  America Total  Return Fund  generally  declares  and  pays dividends from net investment income annually, but may pay more frequently to avoid excise tax.  The JNL Money Market Fund declares dividends daily and pays dividends monthly.  Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carryforwards.

Expenses – Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Federal Income Taxes – Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital going to shareholders.  Therefore, no federal income tax provision is required.

Guarantees and Indemnifications – Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, certain of the Funds’ contracts with service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Transactions and Investment Income - Security transactions are recorded on the trade date.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3.  FINANCIAL DERIVATIVES AND OTHER SECURITIES INVESTMENTS
FASB ASC Topic 815,  “Derivatives and Hedging" – This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate, and foreign currency exchange rate risk.

Futures Contracts – The JNL/PPM America Total Return Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to manage its exposure to or hedge against changes in securities prices, interest rates and foreign currency rates or as an efficient means of adjusting overall exposure as part of its investment strategy.  Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount, known as the "initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the "variation margin", are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin reflected in the Statements of Assets and Liabilities.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures, guarantees the future contracts against default.

At April 30, 2010, the JNL/PPM America Total Return Fund held open derivative investments in futures contracts whose primary underlying risk exposure is interest rate risk.  Variation margin related to futures is reflected as Variation margin in the Statement of Assets and Liabilities.  During the period ended April 30, 2010, realized gains and change in unrealized appreciation (depreciation) in futures contracts is reflected for such investments in the Statement of Operations.  The futures contracts outstanding as of April 30, 2010, as disclosed in the Notes to the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on futures contracts during the period as disclosed in the Statement of Operations serve as indicators of the volume of activity for the Fund.

Dollar Roll Transactions – The JNL/PPM America Total Return Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.  During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities.  The Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  The Fund may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which the Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction.  Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

JNL ® Investors Series Trust (Unaudited)
Notes to Financial Statements (continued)

Securities Lending – The JNL/PPM America Total Return Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers pay the Fund’s securities lending agent negotiated lender fees and the Fund receives a fee equal to a percentage of the negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s market value of the securities loaned, marked to market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The JNL/PPM America Total Return Fund did not participate in the securities lending program during the period ended April 30, 2010.

Repurchase Agreements - A Fund may invest in repurchase agreements.  A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller, generally a bank or broker-dealer, to repurchase that security back from the Fund at a specified price and date or upon demand.  The underlying securities used as collateral for all repurchase agreements are held in safekeeping at the Fund’s Custodian or designated subcustodians under triparty repurchase agreements.  The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest.  Procedures for all repurchase agreements have been designed to monitor that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.  In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and restricted to resale.  Sometimes these securities are referred to as “private placements”.  Unregistered securities are generally considered “illiquid” because there typically is no readily available market for the sale of the securities.  Unregistered securities may be deemed liquid according to procedures established by the Trust’s Board.  Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds.  The Funds have no right to require registration of unregistered securities.

U.S. Government Agencies or Government-Sponsored Enterprises - A Fund may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors who are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship.  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, office or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury announced the creation of a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and the creation of a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Delayed Delivery Securities - A Fund may purchase or sell securities on a delayed delivery basis, including To Be Announced (“TBA”) securities.  These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, a Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the maturity date of the underlying security transactions.  When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.  When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss.  When a Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered  to the Fund.  Master Securities  Forward Transaction Agreements (“Master Forward Agreements”) govern the consideration of factors surrounding

JNL ® Investors Series Trust (Unaudited)
Notes to Financial Statements (continued)

the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties.  The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral.

NOTE 4.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES
The Trust has an investment advisory agreement with JNAM, whereby JNAM provides investment management services.  Each Fund pays JNAM an annual fee, accrued daily, paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid by JNAM to the sub-advisers as compensation  for their  services.  The JNL/PPM  America Total Return Fund is obligated to pay JNAM 0.50%  for net assets up to $1 billion and 0.45% for net assets over $1 billion.  The JNL Money Market Fund is obligated to pay JNAM 0.20% for net assets up to $750 million and 0.18% for net assets over $750 million.

Administrative Fee – JNAM also serves as the “Administrator” to the Funds.  The JNL/PPM America Total Return Fund pays JNAM an Administrative Fee of 0.10% of the average daily net assets of the Fund which is accrued daily and paid monthly.  JNAM provides or procures most of the necessary administrative functions and services for the operations of the JNL Money Market Fund at no additional cost.  In accordance with the Administration Agreement, JNAM is responsible for payment of the following expenses: fund accounting, shareholder reporting, shareholder servicing, certain legal, insurance, custody, audit, and tax fees.  Additionally, JNAM provides transfer agency services and Jackson National Life Distributors LLC (“JNLD”) provides distribution services at no additional cost to the Funds.

Rule 12b-1 Fees - The JNL/PPM America Total Return Fund adopted a Distribution Plan under the provisions of Rule 12b-1 of the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Fund’s Class A shares.  JNLD is the principal underwriter of the Fund, with responsibility for promoting sales of Fund shares.  JNLD is a wholly-owned subsidiary of Jackson and an affiliate of JNAM.  The Fund is subject to a Rule 12b-1 Fee in the amount of 0.20% for Class A shares in the event the Fund is offered for sale to the public.  The Fund is not presently offered for sale to the public and does not currently pay a Rule 12b-1 Fee.  Institutional Class shares of JNL Money Market Fund have no 12b-1 fees.

Deferred Compensation Plan - The Funds adopted a Deferred Compensation Plan whereby non-interested Trustees may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested in shares of one or more of the  Funds at the  discretion of  the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds  and vary according to the total returns of the Funds selected by participating Trustees.  Liabilities related to deferred balances are included in Trustee fees payable in the Statements of Assets and Liabilities.  Expenses associated with deferred balances are included in Trustee fees set forth in the Statements of Operations.

Investments in Affiliates - During the period ended April 30, 2010, the JNL/PPM America Total Return Fund invested in the JNL Money Market Fund.  The JNL Money Market Fund is advised by JNAM and offered as a cash management tool to the JNL/PPM America Total Return Fund and is not available for direct purchase by members of the public.

Sub-Adviser Affiliates - PPM America, Inc., an affiliate of JNAM, service as a sub-adviser to JNL/PPM America Total Return Fund.

NOTE 5.  FEDERAL INCOME TAX MATTERS
The following information is presented on an income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  These reclassifications have no impact on net assets.  Temporary differences do not require reclassification.

As of April 30, 2010, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
JNL/PPM America Total Return Fund	$29,277,077	$1,960,680	$(35,083)	$1,925,597
JNL Money Market Fund	1,094,932,778	-	-	-

The JNL/PPM America Total Return Fund did not pay any distributions from net ordinary income or net long-term capital gains during the period ended October 31, 2009.  The JNL Money Market Fund paid distributions of $3,209,490 from net ordinary income for the year ended October 31, 2009, the Fund’s last fiscal year end.

At April 30, 2010, the Funds did not have any capital loss carryovers for U.S. Federal income tax purposes.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2007, 2008 and  2009 that remain subject to examination by the Internal Revenue Service.  These returns are not

JNL ® Investors Series Trust (Unaudited)
Notes to Financial Statements (continued)

subject to examination by any other tax jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, noted no provision for federal income tax was required in the Funds’ financial statements during the period ended April 30, 2010.

NOTE 6.  RECENT ACCOUNTING PRONOUNCEMENTS
In January 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Effective for interim and annual reporting periods beginning after December 15, 2009, entities will be required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds’ financial statement disclosures.

NOTE 7.  SUBSEQUENT EVENTS
Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require financial statement disclosure and/or adjustments to the financial statements.

Disclosure of Fund Expenses (Unaudited)

Shareholders normally incur ongoing costs, which include costs for portfolio management, administrative services, 12b-1 fees and other daily operating expenses. The 12b-1 fees are not reflected in the table below because these Funds are not currently offered to retail investors and do not charge 12b-1 fees.  Operating expenses such as these are deducted from the Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds disclose the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return

	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	10/31/2009	4/30/2010	Ratios	Period	10/31/2009	4/30/2010	Ratios	Period

JNL/PPM America Total Return Fund
Class A	$ 1,000.00	$1,074.50	0.61%	$ 3.14	$ 1,000.00	$1,021.79	0.61%	$ 3.06
JNL Money Market Fund
Class A	1,000.00	1,000.20	0.20	0.99	1,000.00	1,023.80	0.20	1.00

Expenses paid during the period are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period).

Additional Disclosures

Quarterly Portfolio Holdings
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the Registrant by calling the Fund toll-free at 1-866-255-1935.

Proxy Voting Guidelines
The Funds’ Board has delegated proxy voting responsibility to JNAM, and in turn JNAM has delegated proxy voting responsibility to the sub-advisers.  The sub-advisers are responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds.  A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009 are available (1) without charge, upon request by calling 1-866-255-1935 and (2) on the SEC’s website at www.sec.gov.

Supplement Dated February 16, 2010
To The Prospectus
Dated December 28, 2009

JNL® Investors Series Trust

For the JNL Money Market Fund, in the section entitled “Additional Information About the Other Investment Strategies, Other Investments and Risks of the JNL Money Market Fund, and the Disclosure of Portfolio Holdings,” the following paragraphs will be added to the end of the section:

Dividends:

The JNL Money Market Fund intends to maintain, to the extent practicable, a constant per share NAV of $1.00.  The Fund expects to declare and pay dividends on a daily basis to the class so long as the income attributable to the class exceeds the expenses attributable to the class on each day.  If class expenses exceed class income on any day, the Fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive.  The Fund has adopted this policy because, in the current investment environment, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to the class.  For a more complete description of this policy, which can result in the fund not paying dividends on the class for one or more periods that may be as short as a day or quite lengthy, see “PURCHASES, REDEMPTIONS AND PRICING OF SHARES” in the SAI.  For a description of the allocation of expenses among fund share classes, see “Other Fund Information” in the prospectus.

The Fund is subject to a fee recapture program, whereby, the Adviser will waive fees and expenses to maintain, where practicable, a constant per share NAV of $1.00.  When income is sufficient, the Fund may pay the Adviser its investment advisory fee, along with other Fund expenses.  In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of 3 years.

This Supplement is dated February 16, 2010.

Trustees And Officers the Trust

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Interested Trustee
Mark D. Nerud, CPA (43) 1 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/07 to present) President and Chief Executive Officer (12/06 to present)	100
Principal Occupation(s) During Past 5 Years:
Chief Executive Officer of the Adviser (1/2010 to present); President of the Adviser (1/2007 to present); Chief Financial Officer of the Adviser (11/2000 to 1/2007) and Managing Board Member of the Adviser (11/2000 to 11/2003) (1/2007 to present); President and CEO of other Investment Companies advised by the Adviser (12/2006 to present); Vice President (8/1997 to 12/2006), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/2002 to 12/2006); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/2000 to 12/2009)

Other Directorships Held by Trustee: None

Disinterested Trustees
Michael Bouchard (54) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/03 to present)	100
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/99 to present)

Other Directorships Held by Trustee: None

William J. Crowley, Jr. (64) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/07 to present)	100
Principal Occupation(s) During Past 5 Years: Managing Partner (Baltimore Office) – Arthur Andersen LLP (1995 to 2002); Board Member of various corporate boards (2002 to present)

Other Directorships Held by Trustee:
Director of Alpha Natural Resources (07/2009 to present); Director of Foundation Coal Holdings, Inc. (from 12/2004 until 7/2009 when the company was acquired); Director of Bio Veris Corporation (from 5/2003 until 6/2007 when the company was acquired); Director of Provident Bankshares Corporation (from 5/2003 until 5/2009 when the company was acquired)

Dominic D’Annunzio (72) 1 Corporate Way Lansing, MI 48951	Chairman of the Board 2 (2/04 to present) Trustee 2 (2/02 to present)	100
Principal Occupation(s) During Past 5 Years: Acting Commissioner of Insurance for the State of Michigan (1/90 to 5/90) and (8/97 to 5/98)

Other Directorships Held by Trustee: None

Michelle Engler (52) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/03 to present)	100
Principal Occupation(s) During Past 5 Years: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

Other Directorships Held by Trustee::
Director of Federal Home Loan Mortgage Corporation (2001 to 9/2008)

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
James Henry, Ph.D. (71) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/07 to present)	100
Principal Occupation(s) During Past 5 Years: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to July 2009)

Other Directorships Held by Trustee: None

Richard McLellan (67) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/94 to present)	100
Principal Occupation(s) During Past 5 Years:
Attorney (2010 to present); Senior Counsel, Dykema Gossett PLLC (2007 to 2009); Member, Dykema Gossett PLLC (Law Firm) (1973 to 2007); Adjunct Associate Professor, Michigan State University (2008 to present)

Other Directorships Held by Trustee: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to present)

William R. Rybak (59) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/07 to present)	100
Principal Occupation(s) During Past 5 Years: Board Member of various corporate boards (see below) (2002 to present)

Other Directorships Held by Trustee:
Member of the Board of Directors of Christian Brothers Investments, Inc. (2010 to present); Chairman of the Board of Trustees of Lewis University (1982 – 2009) and Chair Emeritus (2009 to present); Member of the Board of Directors of Howe Barnes Hoefer Arnett (2001 to present); Member of the Boards of each of the Calamos Mutual Funds (2002 to present) since 2002; Member of the Board of Directors of The PrivateBancorp (2003 to present); Chairman of the Board of Trustees of St. Coletta’s of Illinois (2004 to 2007) and Member of the Board (2000 to 2007)

Patricia A. Woodworth (55) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/07 to present)	100
Principal Occupation(s) During Past 5 Years:
Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present); Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to 11/2007)

Other Directorships Held by Trustee: None

1 Mr. Nerud is an “interested person” of the Trust due to his position with Jackson National Life Insurance Company®, which is the parent company of the Jackson National Asset Management, LLC.

2 The Chairman of the Board, interested and disinterested Trustees are elected to serve for an indefinite term.

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Officers
Karen J. Buiter (45) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/08 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Assistant Vice President – Fund Reporting of the Adviser (4/08 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (12/08 to present); Treasurer of Henderson Global Funds (2/04 to 3/08)

Other Directorships Held by Trustee: Not Applicable

Kelly L. Crosser (37) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/07 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Assistant Secretary of other Investment Companies advised by the Adviser (9/07 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (4/07 to present); Mutual Fund Compliance Analyst of Jackson National Life Insurance Company (2/06 to 4/07): Senior Paralegal of Jackson National Life Insurance Company (6/04 to 2/06)

Other Directorships Held by Trustee: Not Applicable

Steven J. Fredricks (39) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/05 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/05 to present); Attorney of Jackson National Life Insurance Company (2/02 to 1/05)

Other Directorships Held by Trustee: Not Applicable

Danielle A. Hernandez (29) 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Officer (12/07 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Compliance Analyst of the Adviser (08/06 to present); Administrative Assistant of the Adviser (12/05 to 08/06); Executive Assistant at the U.S. House of Representatives, Washington, D.C. (2002 to 2005)

Other Directorships Held by Trustee: Not Applicable

Daniel W. Koors (40) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/06 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Vice President of the Adviser (1/2009 to present) and Chief Financial Officer of the Adviser (1/2007 to present); Vice President of the Adviser (1/2007 to 12/2008); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/2006 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/2006 to 12/2006); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/2006 to 1/2009); Partner of Deloitte & Touche LLP (2003 to June 2006)

Other Directorships Held by Trustee: Not Applicable

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Officers
Michael Piszczek (52) 1 Corporate Way Lansing, MI 48951	Vice President (11/07 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Vice President of other Investment Companies advised by the Adviser (11/07 to present); Assistant Vice President – Tax of the Adviser (11/07 to present); Assistant Vice President – Nuveen Investments (4/99 to 8/07); Assistant Vice President and Assistant Secretary – Nuveen Funds (4/99 to 8/07)

Other Directorships Held by Trustee: Not Applicable

Susan S. Rhee (38) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/04 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Vice President and General Counsel of the Adviser (1/2010 to present); Chief Legal Officer (7/2004 to 12/2009) and Secretary (11/2000 to present) of the Adviser; Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (2/2004 to present); Assistant Vice President of Jackson National Life Insurance Company (8/2003 to 12/2009); Associate General Counsel of Jackson National Life Insurance Company (7/2001 to 12/2009)

Other Directorships Held by Trustee: Not Applicable

Trustees of the JNL Investors Series Trust

The interested Trustee and the Officers of the Trust (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers.  The following persons, who are disinterested Trustees of the Trust, and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the six-month period ended April 30, 2010.

Trustee	Aggregate Compensation from the Trust1	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
Michael Bouchard	$1,280	$0	$0	$61,5004
William J. Crowley, Jr.	$1,280	$0	$0	$61,5005
Dominic D’Annunzio 3	$1,593	$0	$0	$76,5006
Michelle Engler	$1,280	$0	$0	$61,500
James Henry	$1,280	$0	$0	$61,5007
Richard McLellan	$1,437	$0	$0	$69,000
William R. Rybak	$1,280	$0	$0	$61,500
Patricia Woodworth	$1,437	$0	$0	$69,0008
Steven J. Fredricks 2	$3,764	$0	$0	$180,768

1 The fees paid to the independent Trustees are paid for combined meetings of all Funds in the Fund Complex.  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Trustees are
$522,000.
2 Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex.  The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.
3 Mr. D’Annunzio is an ex officio (non-voting) member of the Governance Committee.  Therefore, he does not receive any compensation as a member of the Governance Committee.
4 Amount includes $3,075 deferred by Mr. Bouchard.
5 Amount includes $36,900 deferred by Mr. Crowley.
6 Amount includes $38,250 deferred by Mr. D’Annunzio.
7 Amount includes $22,400 deferred by Mr. Henry.
8 Amount includes $69,000 deferred by Ms. Woodworth.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-866-255-1935, or writing the JNL Investors Series Trust Service Center, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606.

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

(a)           Included as a part of the report to shareholders filed under Item 1.

(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)
The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)
There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	July 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	July 1, 2010

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	July 1, 2010
EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.